Borrowings (Tables)	6 Months Ended
Jun. 30, 2022
Debt Disclosure [Abstract]
Borrowings

Facility	June 30, 2022	December 31, 2021
Secured Credit Facilities	$185,930	$—
2022 Senior Secured Notes	90,000	155,000
2022 Notes	—	455,466
2024 Notes	8,626	8,626
NSM Loan (incl. accrued interest $306)	—	48,879
$115.0 million NSM Loan (incl. accrued interest $571)	—	64,630
NSM Loan I	127,632	—
NSM Loan II	135,000	—
Convertible Debenture	47,637	—
Sale and Leaseback Agreements	137,802	114,837
2025 Logistics Senior Notes	500,000	500,000
Navios Logistics other long-term loans and notes payable	58,804	58,376
Total borrowings	1,291,431	1,405,814
Less: current portion, net	(165,662)	(307,451)
Less: deferred finance costs, net	(19,542)	(19,330)
Total long-term borrowings	$1,106,227	$1,079,033

Borrowings - Principal payments
Payment due by period
June 30, 2023	$167,099
June 30, 2024	176,407
June 30, 2025	126,501
June 30, 2026	750,798
June 30, 2027	17,695
June 30, 2028 and thereafter	52,931
Total	$1,291,431